TRADE ACCOUNTS RECEIVABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade accounts receivables
Billed amounts	R$ 7,018,601	R$ 6,789,257
Unbilled amounts	2,866,196	2,454,810
Interconnection amounts	790,046	835,887
Amounts from related parties (Note 28)	129,904	148,814
Trade accounts receivable	9,159,950	8,730,634
Current	8,719,497	8,304,382
Noncurrent	440,453	426,252
Gross carrying amount
Trade accounts receivables
Trade accounts receivable	10,804,747	10,228,768
Estimated losses for impairment or obsolescence
Trade accounts receivables
Trade accounts receivable	R$ (1,644,797)	R$ (1,498,134)